J.P. MORGAN INCOME FUNDS

JPMorgan High Yield Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated September 8, 2016

to the Prospectuses and Summary Prospectuses

dated July 1, 2016, as supplemented

Changes to Investment Advisory Agreement and Expense Limitation Agreement for the JPMorgan High Yield Fund: The Board of Trustees has approved changes to the investment advisory fee of the JPMorgan High Yield Fund (the “Fund”) as set forth below. Effective November 1, 2016 (the “Effective Date”), the investment advisory fee for the Fund, which is currently 0.65%, will be changed to 0.60%.

Additionally, as of the Effective Date, the Fund’s adviser and/or its affiliates have contractually agreed to waive additional fees and/or reimburse additional expenses on Class C, Select Class, Class R5 and Class R6 Shares through October 31, 2018. The expense limitation agreement for Class A Shares is not changing on the Effective Date except that the expense limitation agreement has been extended until October 31, 2018. The expense limitation agreement for Class R2 Shares will reflect an increase in the expense cap on July 1, 2017 from 1.30% to 1.35%. The new expense cap for Class R2 Shares will be in effect from July 1, 2017 through October 31, 2018. In connection with these changes, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectuses are hereby replaced with the corresponding tables below on the Effective Date.

For the Class A, Class C and Select Class Shares:

The tables below replace the corresponding tables on page 35 of the Class A, Class C and Select Class prospectus and in the Summary Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	None
Other Expenses	0.47	0.45	0.47
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.22	0.20	0.22
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.33	1.81	1.08
Fee Waivers and Expense Reimbursements[1]	(0.33)	(0.31)	(0.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.00	1.50	0.75

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

SUP-HY-916

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	473	716	1,014	1,859
CLASS C SHARES ($)	253	508	921	2,074
SELECT CLASS SHARES ($)	77	276	530	1,256

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	473	716	1,014	1,859
CLASS C SHARES ($)	153	508	921	2,074
SELECT CLASS SHARES ($)	77	276	530	1,256

Changes to Additional Fee and Expense Information. In connection with the change to the investment advisory expense limitation agreement, the following replaces the information in the table on page 202 of the Class A, Class C and Select Class Prospectus as of the Effective Date:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan High Yield Fund	A	1.00%	1.33%
	C	1.50%	1.81%
	Select	0.75%	1.08%

The following replace the tables on page 203 of the Class A, Class C and Select Class prospectus on the Effective Date.

JPMorgan High Yield Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2017	$473	1.06%	0.10%	0.10%	153	5.00%	3.50%	3.50%
October 31, 2018	102	6.12	4.10	4.00	158	10.25	7.12	3.50
October 31, 2019	141	11.42	7.92	3.67	197	15.76	10.54	3.19
October 31, 2020	146	16.99	11.89	3.67	203	21.55	14.07	3.19
October 31, 2021	152	22.84	15.99	3.67	210	27.63	17.70	3.19
October 31, 2022	157	28.98	20.25	3.67	216	34.01	21.46	3.19
October 31, 2023	163	35.43	24.66	3.67	223	40.71	25.33	3.19
October 31, 2024	169	42.21	29.24	3.67	230	47.75	29.33	3.19
October 31, 2025	175	49.32	33.98	3.67	238	55.13	33.46	3.19
October 31, 2026	181	56.78	38.90	3.67	245	62.89	37.72	3.19

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first and second year (period ended October 31, 2018) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$253	4.00%	2.50%	2.50%

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2017	$77	5.00%	4.25%	4.25%
October 31, 2018	80	10.25	8.68	4.25
October 31, 2019	120	15.76	12.94	3.92
October 31, 2020	124	21.55	17.37	3.92
October 31, 2021	129	27.63	21.97	3.92
October 31, 2022	134	34.01	26.75	3.92
October 31, 2023	140	40.71	31.72	3.92
October 31, 2024	145	47.75	36.88	3.92
October 31, 2025	151	55.13	42.25	3.92
October 31, 2026	157	62.89	47.82	3.92

For the Class R2, Class R5 and Class R6 Shares:

The tables below replace the corresponding tables on page 32 of the Class R2, Class R5 and Class R6 prospectus and in the Summary Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.50	None	None
Other Expenses	0.67	0.23	0.11
Shareholder Service Fees	0.25	0.05	None
Remainder of Other Expenses	0.42	0.18	0.11
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.78	0.84	0.72
Fee Waivers and Expense Reimbursements[1]	(0.48)	(0.14)	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.30	0.70	0.60

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.30%, 0.70% and 0.60% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect for Class R5 and Class R6 through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them. With respect to Class R2 Shares, these waivers are in effect through 6/30/17. Effective July 1, 2017, the expense cap for Class R2 Shares will increase from 1.30% to 1.35% (the “new expense cap”). The new expense cap will be in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)[1]	134	471	879	2,019
CLASS R5 SHARES ($)	72	239	438	1,011
CLASS R6 SHARES ($)	61	205	376	871

1	Reflects expense cap increase effective July 1, 2017.

Changes to Additional Fee and Expense Information. In connection with the change to the investment advisory expense limitation agreement, the following replaces the information in the table on page 182 of the Class R2, Class R5 and Class R6 Prospectus as of the Effective Date:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan High Yield Fund	R2	1.30%[1]	1.78%
	R2	1.35%[2]	1.78%
	R5	0.70%	0.84%
	R6	0.60%	0.72%

1	Reflects expense cap in effect through 6/30/17.
2	Reflects expense cap in effect through 10/31/18.

The following replace the tables on page 185 of the Class R2, Class R5 and Class R6 prospectus on the Effective Date.

JPMorgan High Yield Fund

	Class R2[1]				Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2017	$134	5.00%	3.68%	3.68%	$72	5.00%	4.30%	4.30%
October 31, 2018	143	10.25	7.46	3.65	75	10.25	8.78	4.30
October 31, 2019	194	15.76	10.92	3.22	93	15.76	13.31	4.16
October 31, 2020	201	21.55	14.50	3.22	97	21.55	18.02	4.16
October 31, 2021	207	27.63	18.18	3.22	101	27.63	22.93	4.16
October 31, 2022	214	34.01	21.99	3.22	105	34.01	28.05	4.16
October 31, 2023	221	40.71	25.92	3.22	110	40.71	33.37	4.16
October 31, 2024	228	47.75	29.97	3.22	114	47.75	38.92	4.16
October 31, 2025	235	55.13	34.16	3.22	119	55.13	44.70	4.16
October 31, 2026	243	62.89	38.48	3.22	124	62.89	50.72	4.16
1	Reflects change in expense cap effective July 1, 2017.

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2017	$61	5.00%	4.40%	4.40%
October 31, 2018	64	10.25	8.99	4.40
October 31, 2019	80	15.76	13.66	4.28
October 31, 2020	84	21.55	18.52	4.28
October 31, 2021	87	27.63	23.60	4.28
October 31, 2022	91	34.01	28.89	4.28
October 31, 2023	95	40.71	34.40	4.28
October 31, 2024	99	47.75	40.15	4.28
October 31, 2025	103	55.13	46.15	4.28
October 31, 2026	107	62.89	52.41	4.28

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE